Concentration and Risk	6 Months Ended
Jun. 30, 2024
Concentration and Risk [Abstract]
Concentration and Risk
3.	Concentration and risk

Concentration of customers

There are no customers from whom revenue individually represent more than 10% of the total revenue of the Group for the six months ended June 30, 2023. For the six months ended June 30, 2024, the Group adjusted the new property business scale and took actions to cease business cooperation with high credit risk developers to avoid further losses due to continuous downturn of real estate transactions market, which resulted in a significant increase of the percentage of two good credit developers’ revenue due to the total revenue of the Group being more than 10%, with the percentage to be 44% and 12%, respectively.

Concentration of credit risk

Assets that potentially subject the Group to significant concentrations of credit risk primarily consist of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, loans receivable and security deposit with real estate developers included under prepayments and other current assets.

As of December 31, 2023 and June 30, 2024, substantially all of the Group’s cash and cash equivalents, restricted cash and short-term investments were held by reputable financial institutions, located in the PRC and Hong Kong, which management believes are of high credit quality and financially sound based on public available information.

Accounts receivable are typically unsecured and are primarily derived from revenue earned from real estate developers. Security deposits with real estate developers are also unsecured and are the advance payment to real estate developers to obtain the exclusive selling right under Exclusive Sales Contracts without Sales Commitment Arrangements (see Note 1(c)). The risk with respect to accounts receivable and security deposit with real estate developers are managed by credit evaluations the Group performs on its customers and its ongoing monitoring of outstanding balances.

The Group is exposed to default risk on its loans receivable. The Group gives internal ratings to financial instruments based on their credit quality and risk characteristics. The Group assesses the allowance for credit loss related to loans receivable on a quarterly basis, either on an individual or collective basis.

Cash concentration

Cash and cash equivalents and restricted cash mentioned below maintained at banks consist of the following:

	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
RMB denominated bank deposits with:
Financial Institutions in the PRC	58,395	62,964
HKD denominated bank deposits with:
Financial Institutions in the Hong Kong	628	28
U.S. dollar denominated bank deposits with:
Financial Institutions in the Hong Kong	74,552	69,681
Financial Institutions in the PRC	10,324	9,728
Total	143,899	142,401

The bank deposits with financial institutions in the PRC are insured by the government authority for up to RMB500. The bank deposits with financial institutions in Hong Kong are insured by the government authority for up to HK$500. The Group has not experienced any losses in uninsured bank deposits and does not believe that it is exposed to any significant risks on cash held in bank accounts. To limit exposure to credit risk, the Group primarily places bank deposits with large financial institutions in the PRC and Hong Kong.

Currency risk

The Group’s operational transactions and its assets and liabilities are primarily denominated in RMB, which is not freely convertible into foreign currencies. The value of RMB is subject to changes in central government policies and international economic and political developments that affect the supply and demand of RMB in the foreign exchange market. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (the “PBOC”). Remittances from China in currencies other than RMB by the Group must be processed through the PBOC or other China foreign exchange regulatory bodies and require certain supporting documentation in order to execute the remittance.

Interest rate risk

The Group’s short-term bank borrowings bear interests at fixed rates. If the Group were to renew these loans upon maturity and the related banks only agree to offer variable rate for such renewal, the Group might then be subject to interest rate risk.